Geological and geophysical expenses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Geological and geophysical expenses
Staff costs	$ 8,971	$ 7,879	$ 7,097
Share-based payment	474	528	393
Communication and IT costs	2,624	2,139	1,743
Consultant fees	1,385	1,373	917
Allocation to capitalised project	(1,371)	(1,254)	(416)
Other services	512	527	795
Geological and geophysical expenses	$ 12,595	$ 11,192	$ 10,529